8. Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2016	2015	2014
Current expense	$1,464	2,427	1,759
Deferred income tax expense	1,097	673	178
Total income tax	$2,561	3,100	1,937

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2016	2015	2014
Tax expense at statutory rate (34%)	$3,991	4,329	3,851
State income tax, net of federal income tax effect	339	494	(283)
Tax-exempt interest income	(1,681)	(1,682)	(1,630)
Increase in cash surrender value of life insurance	(138)	(143)	(143)
Nondeductible interest and other expense	78	103	119
Other	(28)	(1)	23
Total	$2,561	3,100	1,937

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2016 and 2015.

(Dollars in thousands)
	2016	2015
Deferred tax assets:
Allowance for loan losses	$2,717	3,513
Accrued retirement expense	1,616	1,574
Other real estate	-	33
Federal credit carryforward	326	-
State credit carryforward	14	-
Restricted stock	745	417
Accrued bonuses	216	238
Interest income on nonaccrual loans	27	88
Other than temporary impairment	14	374
Other	23	16
Total gross deferred tax assets	5,698	6,253

Deferred tax liabilities:
Deferred loan fees	797	588
Accumulated depreciation	532	172
Prepaid expenses	78	59
Other	23	70
Unrealized gain on available for sale securities	1,807	3,308
Total gross deferred tax liabilities	3,237	4,197

Net deferred tax asset	$2,461	2,056

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

The Company's tax filings for years 2013 through 2016 were at year end 2016 open to audit under statutes of limitations by the Internal Revenue Service and State taxing authorities.